Long-Term Trade And Unbilled Receivables And Contract Assets	12 Months Ended
Dec. 31, 2022
Billed and Unbilled Contract Claims Subject to Uncertainty [Abstract]
Long-Term Trade And Unbilled Receivables And Contract Assets	LONG-TERM TRADE AND UNBILLED RECEIVABLES AND CONTRACT ASSETS
The following table presents the components of long-term trade and unbilled receivables and contract assets as of December 31, 2022 and 2021.

	December 31, 2022	December 31, 2021
Trade and unbilled receivables	$130,901	$123,107
Contract assets	244,574	194,630
Less - allowance for credit loss	(1,421)	(1,663)
Total	$374,054	$316,074

The majority of the long-term contract assets are expected to be billed and collected during the years 2024-2030. Long-term trade receivables and contract assets are mainly related to contracts with the IMOD.